Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Oct. 14, 2025	Oct. 23, 2025	Aug. 31, 2025	Jul. 01, 2025	Apr. 25, 2025	Apr. 18, 2025	Dec. 31, 2024	Dec. 16, 2022	Dec. 17, 2021
Interest rate							105.00%	6.00%	6.00%
Subsequent Event [Member] | Purchase Agreements [Member]
Gross proceeds from private placement		$ 6,000,000.0
Description of inducement agreements		Pursuant to the Purchase Agreement, the Company sold to the Purchasers an aggregate of 3,614,464 units at a purchase price of $1.66 per unit
Subsequent Event [Member] | Purchase Agreements [Member] | Series C Warrants [Member]
Number of common stock issued		3,614,464
Maximum number of common stock issued		10,843,392
Exercise price of warrant		$ 1.66
Subsequent Event [Member] | Purchase Agreements [Member] | Series D Warrants [Member]
Number of common stock issued		10,843,392
Exercise price of warrant		$ 1.83
Subsequent Event [Member] | Promissory note
Interest rate	7.00%
Priniple amount	$ 3,230,000
Gross proceed from promissory note	3,000,000
Original issue discount	210,000
Creditor costs and other transaction expenses	$ 20,000
Percent outstanding balance elected for pre-payment	105.00%
Equity Acquisition Agreement [Member]
Equity ownership interest rate percentage					85.00%
Equity acquisition consideration						$ 66,900,000
Financing receivable						46,000,000
Convertible note						$ 13,000,000
Equity Acquisition Agreement [Member] | Subsequent Event [Member]
Convertible note			$ 9,700,000	$ 8,000,000